Prepayments, Deposits and Other Assets, Net (Details) - Schedule of prepayments, deposits and other assets, net - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of prepayments, deposits and other assets, net [Abstract]
Security deposits	[1]	$ 216,446	$ 381,813
Advances to suppliers		564,810	1,483,084
Advances to employees		141,249	317,725
Prepaid expense		976,788	360,074
Others		139,976	188,216
Prepayments, deposits and other assets, net		2,039,269	2,730,912
Less: Long term portion		(226,544)	(381,656)
Allowance for doubtful accounts		(364,973)	(313,844)
Prepayments, deposits and other assets – current portion		$ 1,447,752	$ 2,035,412

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.